Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment.
Property, plant and equipment

8.    Property, plant and equipment

Property, plant and equipment, net of the related accumulated depreciation and impairment, as of December 31, 2024 and 2023 is as follows:

	For the year ended 31 December 2024
				Property, Plant		Other Items of	Other Items	Other Items
			Other Fixtures,	and Equipment		Property,	of Leased	of Leased
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	Land and	Plant and
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Buildings	machinery	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2024	181,037	1,197,462	7,205	145,206	67,091	33,706	26,071	41,314	1,699,092
Additions	65	3,415	5,693	76,097	—	150	3,850	13,201	102,471
Disposals and other	(97)	(28,173)	(993)	—	—	—	(267)	(4,579)	(34,109)
Transfers from/(to) other accounts	51,924	87,623	6,369	(148,021)	2,700	(3,813)	—	3,218	—
Exchange differences	(6,881)	(45,916)	(797)	(7,250)	(77)	(331)	(1,218)	(1,630)	(64,100)
Balance at December 31, 2024	226,048	1,214,411	17,477	66,032	69,714	29,712	28,436	51,524	1,703,354

Accumulated depreciation (Note 27.6):
Balance at January 1, 2024	(119,009)	(821,272)	(1,149)	—	(2,840)	(10,317)	(12,296)	(30,244)	(997,127)
Depreciation and amortization for the period	(3,003)	(60,411)	(389)	—	(211)	(182)	(2,582)	(8,211)	(74,989)
Disposals and other	101	25,847	165	—	—	—	267	4,579	30,959
Transfers from/(to) other accounts	(15,742)	20,285	(4,981)	—	—	—	—	438	—
Exchange differences	4,486	33,987	361	—	—	353	529	1,234	40,950
Balance at December 31, 2024	(133,167)	(801,564)	(5,993)	—	(3,051)	(10,146)	(14,082)	(32,204)	(1,000,207)

Impairment (Note 27.8):
Balance at January 1, 2024	(22,680)	(77,617)	(2,752)	(78,150)	—	(18,542)	(827)	—	(200,568)
Impairment losses for the period	(888)	(18,105)	(1,352)	(3,784)	—	—	—	(811)	(24,940)
Disposals and other	—	1,342	—	—	—	—	—	—	1,342
Transfers from/(to) other accounts	(11,166)	(45,529)	877	55,817	—	—	—	—	—
Exchange differences	415	3,418	299	4,047	—	6	—	30	8,215
Balance at December 31, 2024	(34,319)	(136,491)	(2,928)	(22,070)	—	(18,536)	(827)	(781)	(215,951)

Carrying amount at December 31, 2024	58,562	276,356	8,556	43,962	66,663	1,030	13,527	18,539	487,196

	For the year ended 31 December 2023
				Property, Plant		Other Items of	Other Items	Other Items
			Other Fixtures,	and Equipment		Property,	of Leased	of Leased
	Land and	Plant and	Tools and	in the Course of	Mineral	Plant and	Land and	Plant and
	Buildings	Machinery	Furniture	Construction	Reserves	Equipment	Buildings	machinery	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2023	175,490	1,122,855	8,690	133,073	58,804	34,207	21,245	31,358	1,585,722
Additions	2,886	11,263	118	81,457	8,550	—	4,660	9,623	118,557
Disposals and other	(1,743)	(19,621)	(1,051)	(128)	—	—	(470)	(766)	(23,779)
Transfers from/(to) other accounts	1,289	69,560	(376)	(73,312)	—	61	2	767	(2,009)
Exchange differences	3,115	13,405	(176)	4,116	(263)	(562)	634	332	20,601
Balance at December 31, 2024	181,037	1,197,462	7,205	145,206	67,091	33,706	26,071	41,314	1,699,092

Accumulated depreciation (Note 27.6):
Balance at January 1, 2023	(114,388)	(759.015)	(1,869)		(2,710)	(10,348)	(9,481)	(25,141)	(922,952)
Depreciation and amortization for the period	(2,562)	(60,457)	(428)	—	(130)	(47)	(2,713)	(6,532)	(72,869)
Disposals and other	390	10,044	705	—	—	—	197	1,634	12,970
Transfers from/(to) other accounts	49	(40)	(9)	—	—	—	—	—	—
Exchange differences	(2,498)	(11,804)	452	—	—	78	(299)	(205)	(14,276)
Balance at December 31, 2023	(119,009)	(821,272)	(1,149)	—	(2,840)	(10,317)	(12,296)	(30,244)	(997,127)

Impairment (Note 27.8):
Balance at January 1, 2023	(23,448)	(58,060)	(2,812)	(72,402)	—	(18,544)	(1,256)	—	(176,522)
Impairment losses for the period	(500)	(21,493)	(33)	(3,742)	—	—	—	—	(25,768)
Disposals and other	1,376	3,118	46		—	—	429	—	4,969
Transfers from/(to) other accounts	(6)	(622)	—	484	—	—	—	—	(144)
Exchange differences	(102)	(560)	47	(2,490)	—	2	—	—	(3,103)
Balance at December 31, 2023	(22,680)	(77,617)	(2,752)	(78,150)	—	(18,542)	(827)	—	(200,568)

Carrying amount at December 31, 2023	39,348	298,573	3,304	67,056	64,251	4,847	12,948	11,070	501,396

For the years ended December 31, 2024 and 2023, the Company invested $102,471 thousand and $118,557 thousand in its property, plant equipment, respectively. This was predominantly led by investments as follows:

Property, plant and equipment in the course of construction: For the years ended December 31, 2024 and 2023, the Company invested $76,097 thousand and $81,457 thousand in capital expenditure, respectively, focused on productivity and efficiency improvements.

Other additions: The Company acquired a high purity quartz mine in Q4 2023. Of the $11,000 thousand purchase price, the Company allocated $2,700 thousand to land and buildings and $8,550 thousand to the mineral reserves acquisition. The Company determined that the acquisition of the high purity quartz mine did not qualify as a business combination in accordance with IFRS 3 and therefore was accounted for as an asset acquisition.

Impairment considerations:

The Company defines its CGUs for impairment testing of its property, plant and equipment to be at the individual plant or mine level. The Company deems this level to be the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflow from other assets or groups of assets. As of December 31, 2024 and 2023, all cash-generating units were assessed for indicators of potential impairment.

As of December 31, 2024, the Company identified impairment indicators for our Puertollano, Dunkirk, Pierrefiette, Emalahleni, Polokwane and Alloy CGUs.

We engaged valuation specialists to determine the recoverable amount of our Puertollano CGU, with a pre-impairment carrying value of $26,870 thousand inclusive of the real estate and industrial products using the fair value less costs to dispose methodology. The Company determined based on the operational plan for Puertollano as of December 31, 2024, that the fair value less costs of disposal method yielded a higher recoverable value than a value in use calculation due to the limited forecasted production in the upcoming 5-year forecasted period. The Company determines the valuation of these assets to fall within Level 2 of the fair value hierarchy due to the other-than-quoted observable inputs used in the valuation.

In determining the fair value of the real estate, the valuation was undertaken based on a collation and analysis of appropriate comparable transactions, together with evidence of demand within the vicinity of the property. These transactions served as the basis for the analysis of the real estate, considering size, location, aspect and other material factors. The Company applied an immaterial estimate for the costs to dispose.

In determining the recoverable value of the industrial equipment, the valuation was undertaken in various stages. The Company began by estimating the replacement cost if new using an indirect costing method. The Company then accounted for any loss in value due to general deterioration in condition, inherent inefficiencies and other external influences. Any reduction in value results from a combination of factors that may include physical deterioration, functional obsolescence and economic obsolescence. The Company also considered comparable transactions for similar equipment and ultimately applied an estimate for costs to dispose ranging from 15%-100% based on the asset category.

The recoverable value of the real estate and industrial products was determined to be $21,058 thousand, which is less than their carrying value considering their current state and projected use. The Company recorded an impairment loss of $5,812 thousand as a result.

The recoverable amounts for our Dunkirk, Pierrefiette, Emalahleni, Polokwane and Alloy CGUs were determined based on their respective values in use. As of December 31, 2024, the Company’s Pierrefiette, Polokwane and Emalahleni recoverable values were not sensitive to changes in the underlying assumptions. For Pierrefiette and Emalahleni, if their respective recoverable values were to fall by 10%, there would still remain sufficient headroom in each CGU.

Full impairment was recorded for our Polokwane CGU. The Company is currently projecting to temporarily idle this facility in 2025 and potentially beyond due to local production costs.

For our Dunkirk CGU, our current agreement with the EDF, which is under current negotiation for further extension as of December 31, 2024, expires at the end of 2025. The potential loss, however, of these benefits in the forecast period did not result in an impairment of the carrying value. For our Alloy CGU, the Company is projecting increases in local energy expenses in the forecast period, which has resulted in an impairment of $2,479 thousand recorded as of December 31, 2024. Significant assumptions used to estimate the CGUs respective values in use were as follows:

	Pre-Tax	Long-Term	EBITDA
	Discount Rate	Growth Rate	Margin[1]
CGU
Dunkirk	14.6%	2.3%	0.7%-19.2%
Alloy	13.6%	2.3%	(3.2%)-23%

(1) EBITDA Margin is determined as EBITDA divided by sales

Sensitivity to changes in assumptions

Changing management’s assumptions could affect the evaluation of the value in use of our Dunkirk and Alloy CGUs, respectively and, therefore, the impairment result. The following reasonably possible changes to the assumptions used in the impairment test would result in the following changes in recoverable value:

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 15%	by 15%
CGU
Dunkirk	18,141	1,896	11,676	(8,911)	1,574	(1,661)	(23,174)	23,174

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
CGU
Alloy	70,574	(2,479)	16,334	(12,761)	760	(806)	(28,191)	28,191

The Company’s approach to the determination of its discount rate, long-term growth rate and EBITDA margins are discussed in Note 6. Specifically for our Dunkirk facility, and in response to internal review of transition risks associated with climate change, the Company increased the sensitivity within forecasted EBITDA margin to include potential impacts from the increase in the cost for greenhouse gas emissions. Specifically, the potential costs to procure emission allowances could increase or the governmental allowances could decrease, reducing forecasted EBITDA margins.

Where applicable, the Company relies on third party sources to derive key inputs. Internally, the Company reviews contracted amounts as well as forecasts. Finally, corporate overheads are allocated using an internal key based on projected volumes.

Impairment considerations for the year ended December 31, 2023:

As of December 31, 2023, we identified indicators of potential impairment in our Puertollano, Sabon, Boo, Selma and Polokwane CGUs.

The recoverable amount for the Puertollano CGU with a carrying value of $30,039 thousand was determined based on the estimated fair value less cost of disposal of real estate based on recent comparable transactions and industrial products based on the replacement cost method considering their current state. If the fair value were to have fallen by 10%, there would still have remained sufficient headroom in the CGU. No reasonably possible changes in individual assumptions used in the valuation would have resulted in a material impairment during the next financial year.

The recoverable amounts for the Sabon, Boo, Selma and Polokwane CGUs were determined based on their respective values in use. As of December 31, 2023, the Company’s Sabon and Boo CGU recoverable values were not sensitive to changes in the underlying assumptions. The Company’s Selma plant was idled and remains so for the foreseeable future and thus the carrying value of its associated assets was fully impaired based on a negative estimated recoverable amount. For the Polokwane CGU, the significant assumptions used to estimate its value in use were as follows: (i) pre-tax discount rate of 23.1%; (ii) EBITDA margin (EBITDA divided by sales) throughout the forecast and long-term growth periods of between 3% and 27%; and (iii) long-term growth rate of 2.3%.

Sensitivity to changes in assumptions

Changing management’s assumptions could have affected the evaluation of the value in use of our Polokwane cash-generating unit and, therefore, the impairment result. As of December 31, 2023 there was $9,213 thousand in headroom between the carrying value of our Polokwane cash generating unit and its recoverable value.

The following reasonably possible changes to the assumptions used in the impairment test led to the following changes in recoverable value, noting that sensitivities in EBITDA could indicate a reduction in carrying value. All other sensitivities retain sufficient headroom:

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		EBITDA
	Carrying	value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Value	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
CGU
Polokwane	13,582	9,213	8,955	(7,135)	822	(850)	(15,022)	15,022

The below table details the Company’s impairment/(reversals of impairments) recorded within Impairment (loss) gain in our consolidated income statements for the years ended December 31, 2024 and 2023, respectively:

		2024	2023
CGU	Segment	US$'000	US$'000
Selma	Noth America Silicon Metal	—	21,008
Alloy	Noth America Silicon Metal	2,479	—
Boo	Europe Manganese	—	1,570
Cee-Dumbria	Europe Silicon Alloys	3,646	3,619
Polokwane	South Africa Silicon Metal	12,953	—
Puertollano	Other Segments	5,862	—
Others	Other Segments	—	(429)
Total		24,940	25,768

As of December 31, 2024 the accumulated impairment balance primarily relates to full impairments recorded in our Venezuela, Cee-Dumbria, Selma, Mo i Rana, Monzon, and Polokwane cash-generating units, respectively, as well as additional amounts for the partial impairment of Alloy and Puertollano, amongst others.

As of December 31, 2024, and 2023, the Company has property, plant and equipment ($42,227 thousand in 2024 and $50,175 thousand in 2023) pledged as security for other financial liabilities in Spain (see Note 20)

As of December 31, 2023, the Company had property, plant and equipment ($233,837 thousand) pledged as security for debt instruments in Canada, France, Norway and U.S.A (see Note 19).

Commitments

As of December 31, 2024 and 2023, the Company has capital expenditure commitments totaling $9,391 thousand and $16,019 thousand, respectively, primarily related to improvement works at plants.